Distribution Date:	12/12/22	GS Mortgage Securities Trust 2015-GC32
Determination Date:	12/06/22
Next Distribution Date:	01/12/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Brian Hanson		bhanson@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-17		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Controlling Class	400 Capital Management LLC
Specially Serviced Loan Detail - Part 1	25	Representative
Specially Serviced Loan Detail - Part 2	26		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
			510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	163,390,214.80	0.00	476,282.48	0.00	0.00	476,282.48	163,390,214.80	35.81%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	331,866,000.00	0.00	1,040,953.02	0.00	0.00	1,040,953.02	331,866,000.00	35.81%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	45,682,238.94	1,552,899.40	133,734.75	0.00	0.00	1,686,634.15	44,129,339.54	35.81%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00	27.46%	23.00%
B	36250PAJ4	4.401366%	60,188,000.00	60,188,000.00	0.00	220,757.87	0.00	0.00	220,757.87	60,188,000.00	20.29%	17.00%
C	36250PAL9	4.411366%	42,632,000.00	42,632,000.00	0.00	156,721.14	0.00	0.00	156,721.14	42,632,000.00	15.22%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	51,410,000.00	0.00	143,305.38	0.00	0.00	143,305.38	51,410,000.00	9.10%	7.63%
E	36250PAP0	4.411366%	20,063,000.00	20,063,000.00	0.00	73,754.37	0.00	0.00	73,754.37	20,063,000.00	6.71%	5.63%
F	36250PAR6	4.411366%	10,031,000.00	10,031,000.00	0.00	36,875.35	0.00	0.00	36,875.35	10,031,000.00	5.52%	4.63%
G	36250PAT2	4.411366%	17,555,000.00	17,555,000.00	0.00	64,534.61	0.00	0.00	64,534.61	17,555,000.00	3.43%	2.88%
H*	36250PAV7	4.411366%	28,840,074.00	28,840,074.00	0.00	106,020.11	0.00	0.00	106,020.11	28,840,074.00	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	1,169.94	0.00	0.00	1,169.94	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	841,875,527.74	1,552,899.40	2,689,222.29	0.00	0.00	4,242,121.69	840,322,628.34

X-A	36250PAF2	0.708059%	772,404,000.00	611,156,453.74	0.00	360,612.35	0.00	0.00	360,612.35	609,603,554.34
X-B	36250PAG0	0.010000%	60,188,000.00	60,188,000.00	0.00	501.57	0.00	0.00	501.57	60,188,000.00
X-D	36250PAN5	1.066366%	51,410,000.00	51,410,000.00	0.00	45,684.91	0.00	0.00	45,684.91	51,410,000.00
Notional SubTotal			884,002,000.00	722,754,453.74	0.00	406,798.83	0.00	0.00	406,798.83	721,201,554.34

Deal Distribution Total					1,552,899.40	3,096,021.12	0.00	0.00	4,648,920.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36250PAC9	907.72341556	0.00000000	2.64601378	0.00000000	0.00000000	0.00000000	0.00000000	2.64601378	907.72341556
A-4	36250PAD7	1,000.00000000	0.00000000	3.13666667	0.00000000	0.00000000	0.00000000	0.00000000	3.13666667	1,000.00000000
A-AB	36250PAE5	537.53928904	18.27284430	1.57364622	0.00000000	0.00000000	0.00000000	0.00000000	19.84649052	519.26644474
A-S	36250PAH8	1,000.00000000	0.00000000	3.34833333	0.00000000	0.00000000	0.00000000	0.00000000	3.34833333	1,000.00000000
B	36250PAJ4	1,000.00000000	0.00000000	3.66780538	0.00000000	0.00000000	0.00000000	0.00000000	3.66780538	1,000.00000000
C	36250PAL9	1,000.00000000	0.00000000	3.67613858	0.00000000	0.00000000	0.00000000	0.00000000	3.67613858	1,000.00000000
D	36250PAM7	1,000.00000000	0.00000000	2.78750010	0.00000000	0.00000000	0.00000000	0.00000000	2.78750010	1,000.00000000
E	36250PAP0	1,000.00000000	0.00000000	3.67613866	0.00000000	0.00000000	0.00000000	0.00000000	3.67613866	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.67613897	0.00000000	0.00000000	0.00000000	0.00000000	3.67613897	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.67613842	0.00000000	0.00000000	0.00000000	0.00000000	3.67613842	1,000.00000000
H	36250PAV7	1,000.00000000	0.00000000	3.67613863	0.00000000	0.00000000	0.00000000	0.00000000	3.67613863	1,000.00000000
R	36250PAX3	0.00000000	0.00000000	1,169,940.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,169,940.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	791.23936922	0.00000000	0.46687012	0.00000000	0.00000000	0.00000000	0.00000000	0.46687012	789.22889361
X-B	36250PAG0	1,000.00000000	0.00000000	0.00833339	0.00000000	0.00000000	0.00000000	0.00000000	0.00833339	1,000.00000000
X-D	36250PAN5	1,000.00000000	0.00000000	0.88863859	0.00000000	0.00000000	0.00000000	0.00000000	0.88863859	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/22 - 11/30/22	30	0.00	476,282.48	0.00	476,282.48	0.00	0.00	0.00	476,282.48	0.00
A-4	11/01/22 - 11/30/22	30	0.00	1,040,953.02	0.00	1,040,953.02	0.00	0.00	0.00	1,040,953.02	0.00
A-AB	11/01/22 - 11/30/22	30	0.00	133,734.75	0.00	133,734.75	0.00	0.00	0.00	133,734.75	0.00
X-A	11/01/22 - 11/30/22	30	0.00	360,612.35	0.00	360,612.35	0.00	0.00	0.00	360,612.35	0.00
X-B	11/01/22 - 11/30/22	30	0.00	501.57	0.00	501.57	0.00	0.00	0.00	501.57	0.00
X-D	11/01/22 - 11/30/22	30	0.00	45,684.91	0.00	45,684.91	0.00	0.00	0.00	45,684.91	0.00
A-S	11/01/22 - 11/30/22	30	0.00	235,113.27	0.00	235,113.27	0.00	0.00	0.00	235,113.27	0.00
B	11/01/22 - 11/30/22	30	0.00	220,757.87	0.00	220,757.87	0.00	0.00	0.00	220,757.87	0.00
C	11/01/22 - 11/30/22	30	0.00	156,721.14	0.00	156,721.14	0.00	0.00	0.00	156,721.14	0.00
D	11/01/22 - 11/30/22	30	0.00	143,305.38	0.00	143,305.38	0.00	0.00	0.00	143,305.38	0.00
E	11/01/22 - 11/30/22	30	0.00	73,754.37	0.00	73,754.37	0.00	0.00	0.00	73,754.37	0.00
F	11/01/22 - 11/30/22	30	0.00	36,875.35	0.00	36,875.35	0.00	0.00	0.00	36,875.35	0.00
G	11/01/22 - 11/30/22	30	0.00	64,534.61	0.00	64,534.61	0.00	0.00	0.00	64,534.61	0.00
H	11/01/22 - 11/30/22	30	0.00	106,020.11	0.00	106,020.11	0.00	0.00	0.00	106,020.11	0.00
Totals			0.00	3,094,851.18	0.00	3,094,851.18	0.00	0.00	0.00	3,094,851.18	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	0.00	235,113.27	0.00	0.00	235,113.27	70,218,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	4.401366%	60,188,000.00	60,188,000.00	0.00	220,757.87	0.00	0.00	220,757.87	60,188,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	4.411366%	42,632,000.00	42,632,000.00	0.00	156,721.14	0.00	0.00	156,721.14	42,632,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	173,038,000.00	0.00	612,592.28	0.00	0.00	612,592.28	173,038,000.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36250PAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,648,920.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,106,802.24	Master Servicing Fee	7,945.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,729.08
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	350.78
ARD Interest	0.00	Operating Advisor Fee	926.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,106,802.24	Total Fees	11,951.02

Principal		Expenses/Reimbursements
Scheduled Principal	1,552,899.40	Reimbursement for Interest on Advances	(50.41)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(3,500.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,380.47
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,552,899.40	Total Expenses/Reimbursements	(1,169.94)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,096,021.12
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	1,552,899.40
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Excess Liquidation Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,648,920.52
Total Funds Collected	4,659,701.64	Total Funds Distributed	4,659,701.60

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	841,875,527.98	841,875,527.98	Beginning Certificate Balance	841,875,527.74
(-) Scheduled Principal Collections	1,552,899.40	1,552,899.40	(-) Principal Distributions	1,552,899.40
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	840,322,628.58	840,322,628.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	841,976,330.71	841,976,330.71	Ending Certificate Balance	840,322,628.34
Ending Actual Collateral Balance	840,364,262.88	840,364,262.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP	Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP
5,000,000 or less	14	48,755,548.64	5.80%	31	4.6577	1.894020	1.30 or less	11	183,877,857.58	21.88%	31	4.4907	1.088553
5,000,001 to 10,000,000	20	151,598,361.94	18.04%	29	4.6612	1.696079	1.31-1.40	8	45,440,164.01	5.41%	31	4.6584	1.359965
10,000,001 to 15,000,000	5	56,076,358.31	6.67%	31	4.5781	1.476238	1.41-1.50	5	116,526,108.01	13.87%	31	4.3194	1.446644
15,000,001 to 20,000,000	6	107,526,918.02	12.80%	30	4.3268	1.465992	1.51-1.60	3	25,627,270.61	3.05%	31	4.6757	1.571046
20,000,001 to 25,000,000	2	45,776,670.75	5.45%	29	4.2700	1.687901	1.61-1.70	5	102,772,214.93	12.23%	28	4.3586	1.656417
25,000,001 to 30,000,000	1	28,281,263.49	3.37%	31	4.3500	1.030000	1.71-1.80	4	27,663,139.16	3.29%	31	4.4996	1.726682
30,000,001 to 50,000,000	1	48,696,803.90	5.80%	29	4.0975	2.070000	1.81-1.90	3	17,675,235.98	2.10%	31	4.4745	1.844702
50,000,001 to 75,000,000	3	189,067,649.26	22.50%	31	4.2783	1.439339	1.91-2.00	1	12,809,100.62	1.52%	31	4.8350	1.990000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	8	119,082,787.03	14.17%	29	4.1760	2.116277
Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474	2.51-3.00	2	14,850,000.00	1.77%	31	4.4325	2.597823
							3.01 or greater	2	9,455,696.38	1.13%	31	4.8104	3.356451
							Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	50	164,543,054.27	19.58%	31	4.4893	NAP	Totals	153	840,322,628.58	100.00%	30	4.4284	1.580474
Alabama	5	11,107,957.19	1.32%	31	4.7705	1.491693
									Property Type³
California	6	116,590,592.95	13.87%	30	4.1473	1.676591
Colorado	2	62,969,357.91	7.49%	31	4.2997	1.477558		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	2	24,547,243.25	2.92%	31	4.6739	1.589217		Properties	Balance	Agg. Bal.			DSCR¹
Florida	4	21,043,058.23	2.50%	31	4.7186	1.431524	Defeased	50	164,543,054.27	19.58%	31	4.4893	NAP
Georgia	4	17,738,895.74	2.11%	31	4.7144	1.956654	Industrial	7	26,605,291.17	3.17%	30	4.3915	1.992809
Idaho	2	11,081,530.83	1.32%	31	4.7730	2.473741	Lodging	7	118,730,513.91	14.13%	29	4.5258	1.386034
Illinois	19	39,649,036.49	4.72%	24	4.7805	1.588211	Mixed Use	8	74,315,868.47	8.84%	30	4.3334	1.803292
Indiana	12	26,396,258.26	3.14%	31	4.6878	1.991037	Multi-Family	25	50,186,886.39	5.97%	31	4.6141	1.720393
Kentucky	3	7,244,512.24	0.86%	31	4.8685	1.460000	Office	12	51,180,818.74	6.09%	30	4.3328	1.815344
Michigan	2	8,477,863.14	1.01%	31	4.8127	2.324887	Retail	40	332,846,938.74	39.61%	31	4.3721	1.499558
Missouri	7	11,288,969.10	1.34%	31	4.8409	1.697889	Self Storage	4	21,913,256.88	2.61%	31	4.4632	1.790743
Nevada	1	3,284,328.41	0.39%	31	4.9300	1.760000	Totals	153	840,322,628.58	100.00%	30	4.4284	1.580474
New Hampshire	1	3,694,791.58	0.44%	31	4.4300	1.720000
New Jersey	2	21,681,940.56	2.58%	30	4.5102	1.407521
North Carolina	2	5,176,994.04	0.62%	31	4.7090	1.390000
Ohio	2	9,988,612.10	1.19%	31	5.2321	0.512260
Oklahoma	1	2,120,240.28	0.25%	31	5.0225	1.320000
Pennsylvania	5	61,224,370.89	7.29%	31	4.4772	1.175104
South Carolina	2	12,335,995.88	1.47%	31	4.6653	1.888827
Tennessee	2	6,280,947.98	0.75%	31	4.8683	1.642042
Texas	6	137,456,838.63	16.36%	30	4.3241	1.540372
Virginia	1	10,950,000.00	1.30%	30	4.0758	1.150000
Washington	10	43,449,238.62	5.17%	29	3.7260	1.846738

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP	Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP
	4.000% or less	2	43,449,238.62	5.17%	29	3.7260	1.846738	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	180,260,927.66	21.45%	30	4.1143	1.755009	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	196,338,963.37	23.36%	31	4.3788	1.429539	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	139,567,684.85	16.61%	31	4.6261	1.454249	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	83,356,899.89	9.92%	31	4.8503	1.812526	49 months or greater	52	675,779,574.31	80.42%	30	4.4136	1.582193
	5.001% or greater	4	32,805,859.92	3.90%	22	5.1631	1.154898	Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474
	Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP	Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP
	60 months or less	52	675,779,574.31	80.42%	30	4.4136	1.582193	Interest Only	6	65,700,000.00	7.82%	30	4.1796	2.091677
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	46	610,079,574.31	72.60%	30	4.4388	1.527326
	Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	164,543,054.27	19.58%	31	4.4893	NAP				None
Underwriter's Information		6	59,670,873.83	7.10%	31	4.8157	1.556835
	12 months or less	45	612,612,879.05	72.90%	30	4.3724	1.586159
	13 to 24 months	1	3,495,821.43	0.42%	31	4.7680	1.320000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	840,322,628.58	100.00%	30	4.4284	1.580474
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30309707	MH	Various	Various	Actual/360	4.425%	319,709.40	182,529.35	0.00	N/A	07/06/25	--	86,700,853.42	86,518,324.07	12/06/22
2	30520773	RT	Fresno	CA	Actual/360	4.136%	245,156.06	114,906.84	0.00	N/A	06/06/25	--	71,137,049.89	71,022,143.05	12/06/22
3	30520777	RT	El Paso	TX	Actual/360	4.399%	222,423.59	105,516.77	0.00	N/A	07/03/25	--	60,681,665.07	60,576,148.30	12/06/22
4	30520787	LO	Denver	CO	Actual/360	4.328%	207,687.76	115,048.26	0.00	N/A	07/03/25	--	57,584,406.17	57,469,357.91	12/06/22
05A3	30520782	MU	Dallas	TX	Actual/360	4.098%	166,650.43	108,689.98	0.00	N/A	05/06/25	--	48,805,493.88	48,696,803.90	12/06/22
06A2	30309709	OF	Oakland	CA	Actual/360	4.390%	181,746.14	68,339.05	0.00	N/A	06/06/25	--	49,680,039.14	49,611,700.09	12/06/22
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	102,688.70	46,654.84	0.00	N/A	07/06/25	--	28,327,918.33	28,281,263.49	12/06/22
10	30520779	OF	Seattle	WA	Actual/360	3.909%	81,427.08	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	12/06/22
11A1	30309712	RT	Lynnwood	WA	Actual/360	3.479%	53,709.07	77,785.81	0.00	N/A	06/01/25	--	18,527,024.43	18,449,238.62	12/01/22
12	30309713	OF	Mundelein	IL	Actual/360	4.705%	81,627.09	42,139.71	0.00	N/A	07/06/25	--	20,818,810.46	20,776,670.75	12/06/22
13	30309714	RT	Cypress	CA	Actual/360	4.090%	65,201.03	42,422.88	0.00	N/A	06/06/25	--	19,129,886.94	19,087,464.06	12/06/22
14	30520774	RT	Woodbury	NJ	Actual/360	4.503%	72,218.79	40,323.67	0.00	N/A	06/06/25	--	19,247,650.28	19,207,326.61	12/06/22
15	30309715	MF	Various	Various	Actual/360	4.869%	76,244.66	32,421.28	0.00	N/A	07/06/25	--	18,792,974.12	18,760,552.84	12/06/22
16	30309716	RT	Enfield	CT	Actual/360	4.605%	64,161.74	34,323.36	0.00	N/A	07/06/25	--	16,719,672.80	16,685,349.44	12/06/22
17	30520776	RT	Eddystone	PA	Actual/360	4.457%	57,077.37	32,214.56	0.00	N/A	07/03/25	--	15,369,201.01	15,336,986.45	12/06/22
18	30309717	Various Various		IN	Actual/360	4.835%	51,739.27	32,082.10	0.00	N/A	07/06/25	--	12,841,182.72	12,809,100.62	12/06/22
19	30309718	LO	Idaho Falls	ID	Actual/360	4.773%	26,360.95	19,640.05	0.00	N/A	07/06/25	--	6,627,516.21	6,607,876.16	12/06/22
20	30309719	LO	Ammon	ID	Actual/360	4.773%	17,846.85	13,296.69	0.00	N/A	07/06/25	--	4,486,951.36	4,473,654.67	12/06/22
22	30309721	MF	Chicago	IL	Actual/360	5.300%	49,022.77	20,758.20	0.00	N/A	06/06/25	--	11,099,494.91	11,078,736.71	12/06/22
23	30520768	IN	Carlsbad	CA	Actual/360	4.231%	40,665.72	20,691.46	0.00	N/A	06/06/25	--	11,532,284.23	11,511,592.77	12/06/22
24	30295214	Various Various		Various	Actual/360	5.104%	45,068.04	20,254.92	0.00	N/A	07/06/25	--	10,594,896.71	10,574,641.79	12/06/22
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	39,630.76	18,310.97	0.00	N/A	07/06/25	--	10,249,334.10	10,231,023.13	12/06/22
26	30309723	RT	San Diego	CA	Actual/360	4.020%	31,554.24	21,088.35	0.00	N/A	06/06/25	--	9,419,175.06	9,398,086.71	12/06/22
27	30309724	RT	Richmond	VA	Actual/360	4.076%	37,191.68	0.00	0.00	N/A	06/06/25	--	10,950,000.00	10,950,000.00	12/06/22
28	30295688	RT	Sarasota	FL	Actual/360	4.632%	36,073.92	19,112.48	0.00	N/A	07/06/25	--	9,345,575.96	9,326,463.48	12/06/22
29	30520785	SS	Myrtle Beach	SC	Actual/360	4.652%	36,761.72	15,845.46	0.00	N/A	07/03/25	--	9,482,817.56	9,466,972.10	12/06/22
30	30309725	MF	Houston	TX	Actual/360	4.570%	33,135.57	17,949.73	0.00	N/A	07/06/25	--	8,700,805.71	8,682,855.98	12/06/22
31	30309726	LO	Bolingbrook	IL	Actual/360	5.230%	34,763.55	22,501.50	0.00	N/A	07/06/22	--	7,976,339.93	7,953,838.43	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30309727	RT	Lilburn	GA	Actual/360	4.725%	37,012.50	0.00	0.00	N/A	07/06/25	--	9,400,000.00	9,400,000.00	12/06/22
33	30295720	Various Various		MO	Actual/360	4.935%	33,291.50	14,798.77	0.00	N/A	07/06/25	--	8,095,197.58	8,080,398.81	12/06/22
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	31,641.62	15,687.12	0.00	N/A	07/06/25	--	7,877,580.93	7,861,893.81	12/06/22
35	30309729	MH	Various	Various	Actual/360	4.515%	29,423.80	16,258.13	0.00	N/A	07/06/25	--	7,820,278.21	7,804,020.08	12/06/22
36	30309730	MF	Various	IL	Actual/360	4.491%	32,746.88	0.00	0.00	N/A	07/06/25	--	8,750,000.00	8,750,000.00	12/06/22
37	30295695	RT	Various	Various	Actual/360	4.709%	31,628.07	13,800.08	0.00	N/A	07/06/25	--	8,059,817.90	8,046,017.82	12/06/22
38	30309731	LO	Columbus	OH	Actual/360	5.295%	33,968.83	14,315.66	0.00	N/A	07/06/25	--	7,698,318.76	7,684,003.10	09/06/22
39	30309732	MF	New Braunfels	TX	Actual/360	4.400%	28,993.43	13,821.63	0.00	N/A	06/06/25	--	7,907,299.21	7,893,477.58	12/06/22
40	30309733	SS	Various	Various	Actual/360	4.570%	26,508.45	14,359.79	0.00	N/A	07/06/25	--	6,960,644.57	6,946,284.78	12/06/22
41	30309734	RT	Various	Various	Actual/360	5.023%	27,649.47	12,769.17	0.00	N/A	07/06/25	--	6,606,145.77	6,593,376.60	12/06/22
42	30309735	LO	Sherman	TX	Actual/360	4.860%	25,405.41	12,420.74	0.00	N/A	07/06/25	--	6,272,940.89	6,260,520.15	12/06/22
43	30309736	RT	Canton	GA	Actual/360	4.669%	22,217.13	10,856.55	0.00	N/A	07/06/25	--	5,710,120.26	5,699,263.71	12/06/22
44	30520775	MF	Zionsville	IN	Actual/360	4.348%	22,104.88	0.00	0.00	N/A	07/03/25	--	6,100,000.00	6,100,000.00	12/06/22
45	30520783	RT	San Antonio	TX	Actual/360	4.407%	19,675.84	10,582.57	0.00	N/A	07/03/25	--	5,357,615.29	5,347,032.72	12/06/22
46	30309737	OF	Auburn Hills	MI	Actual/360	4.844%	20,150.83	9,906.88	0.00	N/A	07/06/25	--	4,991,948.59	4,982,041.71	12/06/22
47	30520769	SS	Lakewood	CO	Actual/360	4.003%	18,349.38	0.00	0.00	N/A	06/06/25	--	5,500,000.00	5,500,000.00	12/06/22
48	30520781	IN	Birmingham	AL	Actual/360	4.199%	14,358.00	8,915.05	0.00	N/A	07/03/25	--	4,103,752.22	4,094,837.17	12/06/22
49	30520784	RT	Pisgah Forest	NC	Actual/360	4.396%	15,289.93	7,735.56	0.00	N/A	07/03/25	07/06/25	4,173,299.84	4,165,564.28	12/06/22
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	13,944.13	13,607.25	0.00	N/A	07/06/25	--	3,509,428.68	3,495,821.43	12/06/22
51	30309739	RT	Delray Beach	FL	Actual/360	4.963%	16,986.69	6,532.72	0.00	N/A	07/06/25	--	4,107,611.97	4,101,079.25	12/06/22
52	30309740	IN	Nashua	NH	Actual/360	4.430%	13,668.70	7,789.53	0.00	N/A	07/06/25	--	3,702,581.11	3,694,791.58	12/06/22
53	30309741	RT	Indianapolis	IN	Actual/360	4.540%	13,486.59	7,385.07	0.00	N/A	07/06/25	--	3,564,736.87	3,557,351.80	12/06/22
54	30309742	RT	Shelby Township	MI	Actual/360	4.755%	13,003.74	9,812.46	0.00	N/A	06/06/25	--	3,281,700.23	3,271,887.77	12/06/22
55	30309743	RT	Las Vegas	NV	Actual/360	4.930%	13,519.62	6,451.07	0.00	N/A	07/06/25	--	3,290,779.48	3,284,328.41	12/06/22
56	30309744	RT	Harrisonville	MO	Actual/360	4.604%	12,335.69	6,641.00	0.00	N/A	06/06/25	--	3,215,211.29	3,208,570.29	12/06/22
58	30309745	RT	Temecula	CA	Actual/360	4.394%	10,605.63	6,158.98	0.00	N/A	06/06/25	--	2,896,064.32	2,889,905.34	12/06/22
59	30309746	RT	Jersey Shore	PA	Actual/360	4.652%	11,389.56	5,269.38	0.00	N/A	06/06/25	--	2,937,977.11	2,932,707.73	12/06/22
60	30309747	RT	Lakewood	CA	Actual/360	4.685%	10,490.99	5,726.30	0.00	N/A	07/06/25	--	2,687,127.32	2,681,401.02	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
61	30309748	RT	Duluth	GA	Actual/360	4.775%	10,524.63	5,300.82	0.00	N/A	07/06/25	--	2,644,932.85	2,639,632.03	12/06/22
62	30309749	IN	Memphis	TN	Actual/360	4.559%	10,350.38	4,955.53	0.00	N/A	06/06/25	--	2,724,381.74	2,719,426.21	12/06/22
63	30309750	MH	Grove	OK	Actual/360	4.880%	8,535.99	6,193.32	0.00	N/A	06/06/25	--	2,099,014.59	2,092,821.27	12/06/22
Totals							3,106,802.24	1,552,899.40	0.00				841,875,527.98	840,322,628.58
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	6,896,277.71	7,571,112.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,348,817.31	5,098,591.80	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,568,823.88	6,608,198.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	31,082,203.41	32,991,393.66	09/01/21	08/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1,952,433.03	1,815,685.25	08/01/21	07/31/22	--	0.00	0.00	393,140.83	393,140.83	0.00	0.00
10	32,826,975.73	33,023,069.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	27,124,537.00	30,014,916.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,739,110.72	1,772,014.60	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,465,172.84	1,651,994.84	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,369,445.24	2,016,668.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,592,879.26	2,712,484.32	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,678,447.52	1,926,061.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,585,820.40	1,920,264.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,869,803.89	2,169,081.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	989,175.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,452,627.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,324,929.37	1,573,449.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	984,719.52	1,166,757.51	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	652,169.23	588,818.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,114,052.43	1,399,619.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	683,510.29	658,938.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,141,528.01	1,255,596.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,264,731.61	1,306,330.54	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	730,735.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,311,493.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,228,651.92	1,286,625.63	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,217,186.50	1,146,955.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	908,263.71	956,902.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,028,527.09	928,514.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	934,722.68	857,699.22	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	199,056.12	0.00	--	--	--	0.00	0.00	144,756.00	144,756.00	0.00	0.00
39	741,251.55	743,697.45	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,394,920.87	1,254,091.54	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	642,086.81	453,364.55	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	805,325.29	813,322.24	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	542,198.78	554,405.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	654,510.27	756,289.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	617,811.93	660,244.82	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	811,780.53	1,156,508.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	555,128.89	430,434.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	521,279.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	436,994.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	362,383.88	285,303.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	436,261.01	469,107.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	394,919.35	380,584.65	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	344,996.06	352,580.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	423,086.80	436,812.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	318,647.46	340,906.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	444,944.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	251,723.67	234,534.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	282,559.99	328,072.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	294,824.70	296,877.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	408,882.59	438,526.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	151,953,347.90	154,803,411.18				0.00	0.00	537,896.83	537,896.83	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428394%	4.411359%	30
11/14/22	0	0.00	1	7,907,299.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428401%	4.411366%	31
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428405%	4.411370%	32
09/12/22	1	7,933,830.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428412%	4.411376%	33
08/12/22	1	7,946,536.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.428415%	4.411379%	34
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	22,604,537.77	4.428418%	4.411382%	35
06/10/22	1	7,972,776.83	0	0.00	1	22,604,537.77	0	0.00	1	22,604,537.77	0	0.00	0	0.00	0	0.00	4.439004%	4.421678%	36
05/12/22	0	0.00	0	0.00	1	22,644,972.16	0	0.00	1	22,644,972.16	1	7,778,414.42	0	0.00	0	0.00	4.439011%	4.421685%	37
04/12/22	1	7,998,822.38	0	0.00	1	22,688,274.31	0	0.00	1	22,688,274.31	0	0.00	0	0.00	0	0.00	4.439022%	4.421695%	38
03/11/22	0	0.00	0	0.00	1	22,728,361.40	0	0.00	1	22,728,361.40	1	7,805,012.21	0	0.00	0	0.00	4.439028%	4.421701%	39
02/11/22	0	0.00	0	0.00	2	30,598,511.27	0	0.00	1	22,777,424.41	0	0.00	0	0.00	0	0.00	4.439052%	4.421723%	40
01/12/22	0	0.00	0	0.00	2	30,650,794.91	0	0.00	1	22,817,141.75	0	0.00	0	0.00	0	0.00	4.439062%	4.421732%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		7,953,838	7,953,838	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		832,368,790	832,368,790	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	840,322,629	840,322,629	0	0	0	0
Nov-22	841,875,528	825,991,889	7,976,340	7,907,299	0	0
Oct-22	843,325,631	843,325,631	0	0	0	0
Sep-22	844,867,482	828,913,753	7,933,830	0	8,019,899	0
Aug-22	846,306,212	838,359,675	7,946,537	0	0	0
Jul-22	847,739,474	847,739,474	0	0	0	0
Jun-22	871,869,625	841,292,310	7,972,777	0	0	22,604,538
May-22	873,271,233	850,626,261	0	0	0	22,644,972
Apr-22	874,762,603	844,075,507	7,998,822	0	0	22,688,274
Mar-22	876,153,183	853,424,821	0	0	0	22,728,361
Feb-22	877,772,764	847,174,253	0	0	7,821,087	22,777,424
Jan-22	879,110,095	848,459,301	0	0	7,833,653	22,817,142
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30309726	7,953,838.43	7,953,838.43	12,500,000.00	07/20/22	1,152,770.96	1.68000	12/31/21	07/06/22	210
39	30309732	7,893,477.58	7,893,477.58	11,400,000.00	02/26/15	699,597.45	1.36000	03/31/22	06/06/25	270
Totals		15,847,316.01	15,847,316.01	23,900,000.00		1,852,368.41

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30309726	LO	IL	06/21/22	98

12/5/2022 - COVID - The loan transferred to special servicing effective 6/21/2022 due to an imminent maturity default. The 145-room hotel in Bolingbrook, IL was built in 1998 and renovated in 2013. The property was inspected on 8/3/22 and found to be in good condition. The Special Servicer is evaluating a maturity date extension. The loan was previously specially serviced. TTM September 2022 indicates 62.7% occupancy, $104.63 ADR, and $65.58 RevPAR (compares to

47.3%, $95.08 and $44.99 for TTM September 2021). TTM September 2022 RevPAR Index of 85.4 compares to 90.5 TTM 2021 and 114.6 TTM 2020. The trailing three-month RevPAR Index changed year-over-year from 85.2 in 2021 to 80.3 in 2022.
39	30309732	MF	TX	10/28/22	98

12/5/2022 - The loan transferred to Special Servicing effective 10/28/2022 for cash management event of default and the loan is due for the 9/2022 and 10/2022 payments. The loan is secured by a 147-unit garden-style multifamily property located in New Bra unfels, TX. Improvements include 11, two and three-story walk-up garden style apartment buildings located on a 5.75 acre parcel in the San Antonio market. The collateral features 60 one-bedroom units and 87 two-bedroom units. As of March 2022, the asset was 93% occupied. More recent financials have been requested. A pre-negotiation agreement was executed in November 2022. The special servicer is evaluating rights and remedies as outlined under the loan documents.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
38	30309731	0.00	5.29500%	0.00	5.29500%	10	02/15/22	01/06/22	02/15/22
38	30309731	0.00	5.29500%	0.00	5.29500%	10	01/06/22	03/06/21	02/15/22
41	30309734	6,875,134.64	5.02250%	6,875,134.64	5.02250%	8	08/11/20	06/01/20	12/07/20
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,493.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.94	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.92	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	482.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	(84.27)	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	404.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(3,500.00)	0.00	2,380.47	0.00	0.00	0.00	(50.41)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,169.94)

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Supplemental Notes
None

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